SEGMENT REPORTING (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Sales of goods	¥ 2,900,488	¥ 2,825,613	¥ 2,300,470
Other operating revenues	65,705	65,566	59,723
Operating revenues	2,966,193	2,891,179	2,360,193
Total segment operating income	86,198	82,264	71,470
Aggregate share of profits from associates and joint ventures	12,777	13,974	16,525
Aggregate investment income	919	1,871	262
Net finance costs	(9,967)	1,001	(1,560)
Earnings before income tax	89,927	99,110	86,697
Deferred tax assets	17,616	21,694
Total assets	1,755,071	1,592,308	1,595,504
Income tax payable	3,264	6,699
Long-term debts	49,156	51,011
Loans from Sinopec Group Company and fellow subsidiaries	52,915	74,181
Deferred tax liabilities	6,809	5,948
Total liabilities	879,236	735,773	742,614
Capital expenditure	147,094	117,976	99,384
Depreciation, depletion and amortization	108,812	109,967	115,310
Impairment losses on long-lived assets	345	6,281	21,258
Non-current assets	1,288,381	1,040,560	1,027,901
Mainland China
Disclosure of operating segments [line items]
Operating revenues	2,131,078	2,119,580	1,758,365
Non-current assets	1,235,676	989,668	979,329
Singapore
Disclosure of operating segments [line items]
Operating revenues	505,672	395,129	269,349
Others
Disclosure of operating segments [line items]
Operating revenues	329,443	376,470	332,479
Non-current assets	52,705	50,892	48,572
Operating segment
Disclosure of operating segments [line items]
Total assets	1,438,842	1,220,347	1,254,771
Total liabilities	709,071	539,144	518,172
Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods	(1,879,694)	(1,934,372)	(1,445,955)
Total segment operating income	(40)	(3,634)	(1,655)
Unallocated amounts
Disclosure of operating segments [line items]
Interest in associates and joint ventures	152,204	145,721	131,087
Available-for-sale financial assets			1,676
Financial assets at fair value through other comprehensive income	1,521	1,450
Deferred tax assets	17,616	21,694	15,131
Cash and cash equivalents, time deposits with financial institutions	127,927	167,015	165,004
Other assets	16,961	36,081	27,835
Short-term debts	40,521	29,462	55,338
Income tax payable	3,264	6,699	13,015
Long-term debts	49,156	51,011	55,804
Loans from Sinopec Group Company and fellow subsidiaries	52,915	74,181	68,631
Deferred tax liabilities	6,809	5,948	6,466
Other liabilities	17,500	29,328	25,188
Exploration and production
Disclosure of operating segments [line items]
Sales of goods	111,114	93,499	69,168
Other operating revenues	10,283	10,738	10,533
Aggregate share of profits from associates and joint ventures	3,167	2,598	1,449
Aggregate investment income	(19)	(3)	40
Capital expenditure	61,739	42,155	31,344
Depreciation, depletion and amortization	50,732	60,331	66,843
Impairment losses on long-lived assets	3	4,274	13,556
Exploration and production | Operating segment
Disclosure of operating segments [line items]
Sales of goods	200,429	189,453	146,972
Total segment operating income	9,284	(10,107)	(45,944)
Total assets	410,950	321,686	343,404
Total liabilities	167,933	94,170	99,568
Exploration and production | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods	(89,315)	(95,954)	(77,804)
Refining
Disclosure of operating segments [line items]
Sales of goods	141,674	148,930	132,478
Other operating revenues	5,464	5,389	5,104
Aggregate share of profits from associates and joint ventures	(640)	109	989
Aggregate investment income	59	315	28
Capital expenditure	31,372	27,908	21,075
Depreciation, depletion and amortization	19,676	18,164	18,408
Impairment losses on long-lived assets	245	353	1,894
Refining | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,218,692	1,258,018	1,006,749
Total segment operating income	30,632	54,827	65,007
Total assets	321,080	271,356	273,123
Total liabilities	122,264	103,809	101,429
Refining | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods	(1,077,018)	(1,109,088)	(874,271)
Marketing and distribution
Disclosure of operating segments [line items]
Sales of goods	1,393,557	1,408,989	1,191,902
Other operating revenues	33,247	32,424	28,333
Aggregate share of profits from associates and joint ventures	3,309	3,155	2,945
Aggregate investment income	73	43	90
Capital expenditure	29,566	21,429	21,539
Depreciation, depletion and amortization	21,572	16,296	15,463
Impairment losses on long-lived assets	80	264	675
Marketing and distribution | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,397,716	1,414,213	1,195,864
Total segment operating income	29,107	23,464	31,569
Total assets	399,242	317,641	309,727
Total liabilities	226,531	159,536	164,101
Marketing and distribution | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods	(4,159)	(5,224)	(3,962)
Chemicals
Disclosure of operating segments [line items]
Sales of goods	425,508	457,406	373,814
Other operating revenues	14,861	15,492	14,314
Aggregate share of profits from associates and joint ventures	4,611	6,298	9,621
Aggregate investment income	578	596	86
Capital expenditure	22,438	19,578	23,028
Depreciation, depletion and amortization	13,966	13,379	12,873
Impairment losses on long-lived assets	17	1,374	4,922
Chemicals | Operating segment
Disclosure of operating segments [line items]
Sales of goods	480,373	531,241	423,429
Total segment operating income	17,151	27,007	26,977
Total assets	175,884	156,865	158,472
Total liabilities	54,462	37,413	35,293
Chemicals | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods	(54,865)	(73,835)	(49,615)
Corporate and others
Disclosure of operating segments [line items]
Sales of goods	828,635	716,789	533,108
Other operating revenues	1,850	1,523	1,439
Aggregate share of profits from associates and joint ventures	2,330	1,814	1,521
Aggregate investment income	228	920	18
Capital expenditure	1,979	6,906	2,398
Depreciation, depletion and amortization	2,866	1,797	1,723
Impairment losses on long-lived assets		16	211
Corporate and others | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,482,972	1,367,060	973,411
Total segment operating income	64	(9,293)	(4,484)
Total assets	131,686	152,799	170,045
Total liabilities	137,881	144,216	117,781
Corporate and others | Elimination of inter-segment amounts
Disclosure of operating segments [line items]
Sales of goods	¥ (654,337)	¥ (650,271)	¥ (440,303)